Annual Total Returns- Thrivent Mid Cap Stock Fund (Class A) [BarChart] - Class A - Thrivent Mid Cap Stock Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.47%)	13.91%	35.11%	11.44%	0.28%	28.16%	18.52%	(10.64%)	24.47%	21.66%